Disclosures about Segments and Related Information (Schedule of Segment Reporting Information by Segment) (Details) (EUR €)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Segment Reporting Information [Line Items]
Percentage of interest acquired in subsidiary	51.96%
Net sales to unaffiliated customers	€ 1,418,067,000		€ 1,634,334,000		€ 1,222,900,000
Gross profit	440,429,000		570,626,000		549,578,000
Result from operations	88,256,000		367,450,000		328,640,000
Interest income	1,989,000		2,902,000		1,221,000
Interest expense	(12,113,000)		(13,497,000)		(15,677,000)
Loss resulting from early extinguishment of debt	(2,209,000)		(824,000)		(3,609,000)
Accretion interest expense convertible notes	(4,469,000)		(4,401,000)		(6,010,000)
Revaluation conversion option	0		(4,378,000)
Foreign currency exchange gains (losses), net	(3,957,000)		5,604,000		(65,000)
Result on investments	(766,000)		0		0
Income tax expense	(26,300,000)		(36,692,000)		(42,939,000)
Net earnings (loss)	40,431,000		316,164,000		242,523,000
Allocation of net earnings:
Shareholders of the parent	7,149,000		186,770,000		110,639,000
Non-controlling interest	33,282,000		129,394,000		131,884,000
Capital expenditures	68,162,000		89,218,000		102,974,000
Net purchase of other intangibles	4,630,000		7,051,000		624,000
Depreciation property, plant & equipment	47,702,000		39,985,000
Amortization of other intangible assets	1,264,000		911,000		357,000
Depreciation evaluation tools at customers	3,798,000		2,518,000
Impairment of property, plant and equipment	0		(8,038,000)		0
Cash and cash equivalents	290,475,000		390,250,000		340,294,000		293,902,000
Capitalized goodwill	51,888,000		52,131,000		50,815,000
Other intangible assets, net	13,915,000		14,776,000
Total assets	1,499,506,000		1,582,221,000		1,214,117,000
ASM International N.V. [Member]
Segment Reporting Information [Line Items]
Net sales to unaffiliated customers	1,418,067,000		1,634,334,000		1,222,900,000
Gross profit	440,429,000		570,626,000		549,578,000
Result from operations	88,256,000		367,450,000		328,640,000
Interest income	1,989,000		2,902,000		1,221,000
Interest expense	(12,113,000)		(13,497,000)		(15,677,000)
Loss resulting from early extinguishment of debt	(2,209,000)		(824,000)		(3,609,000)
Accretion interest expense convertible notes	(4,469,000)		(4,401,000)		(6,010,000)
Revaluation conversion option	0		(4,378,000)		(19,037,000)
Foreign currency exchange gains (losses), net	(3,957,000)		5,604,000		(65,000)
Result on investments	(766,000)
Income tax expense	(26,300,000)		(36,692,000)		(42,939,000)
Net earnings (loss)	40,431,000		316,164,000		242,523,000
Allocation of net earnings:
Shareholders of the parent	7,149,000		186,770,000		110,639,000
Non-controlling interest	33,282,000		129,394,000		131,884,000
Capital expenditures	68,162,000		89,218,000		102,974,000
Net purchase of other intangibles	4,630,000		7,051,000		625,000
Depreciation property, plant & equipment	47,797,000		39,985,000		30,630,000
Amortization of other intangible assets	6,864,000		4,471,000		2,735,000
Depreciation evaluation tools at customers	3,799,000		2,518,000		2,477,000
Impairment of property, plant and equipment			(8,038,000)
Cash and cash equivalents	290,475,000		390,250,000		340,294,000
Capitalized goodwill	51,888,000		52,131,000		50,815,000
Other intangible assets, net	13,915,000		14,776,000		6,804,000
Other identifiable assets	1,143,228,000		1,125,063,000		816,204,000
Total assets	1,499,506,000		1,582,221,000		1,214,117,000
Total debt	80,623,000		195,409,000		215,681,000
Headcount in full-time equivalents	17,404	[1]	16,194	[1]	16,699	[1]
Front-End [Member]
Segment Reporting Information [Line Items]
Net sales to unaffiliated customers	370,409,000		456,065,000		293,356,000
Gross profit	124,531,000		172,318,000		114,624,000
Result from operations	539,000		62,581,000		15,954,000
Interest income	1,015,000		976,000		615,000
Interest expense	(11,381,000)		(13,142,000)		(15,677,000)
Loss resulting from early extinguishment of debt	(2,209,000)		(824,000)		(3,609,000)
Accretion interest expense convertible notes	(4,329,000)		(4,401,000)		(6,010,000)
Revaluation conversion option	0		(4,378,000)		(19,037,000)
Foreign currency exchange gains (losses), net	(3,050,000)		8,296,000		(1,809,000)
Result on investments	(766,000)
Income tax expense	(8,965,000)		(4,581,000)		(6,106,000)
Net earnings (loss)	(29,146,000)		44,527,000		(35,679,000)
Allocation of net earnings:
Capital expenditures	21,973,000		16,369,000		17,653,000
Net purchase of other intangibles	2,042,000		6,141,000		43,000
Depreciation property, plant & equipment	10,968,000		9,162,000		8,930,000
Amortization of other intangible assets	4,071,000		2,655,000		2,338,000
Depreciation evaluation tools at customers	3,799,000		2,518,000		2,477,000
Impairment of property, plant and equipment			0
Cash and cash equivalents	145,061,000		228,114,000		142,420,000
Capitalized goodwill	11,649,000		11,193,000		11,193,000
Other intangible assets, net	9,049,000		9,643,000		6,089,000
Other identifiable assets	334,399,000		336,090,000		281,076,000
Total assets	500,158,000		585,040,000		440,777,000
Total debt	0		162,464,000		215,681,000
Headcount in full-time equivalents	1,636	[1]	1,631	[1]	1,450	[1]
Back-End [Member] | ASM Pacific Technology Ltd. [Member]
Segment Reporting Information [Line Items]
Net sales to unaffiliated customers	1,047,658,000		1,178,270,000		929,544,000
Gross profit	315,898,000		398,308,000		434,954,000
Result from operations	87,717,000		304,869,000		312,686,000
Interest income	974,000		1,925,000		605,000
Interest expense	(732,000)		(354,000)		0
Loss resulting from early extinguishment of debt	0		0		0
Accretion interest expense convertible notes	(140,000)		0		0
Revaluation conversion option	0		0		0
Foreign currency exchange gains (losses), net	(907,000)		(2,692,000)		1,744,000
Result on investments	0
Income tax expense	(17,335,000)		(32,111,000)		(36,833,000)
Net earnings (loss)	69,577,000		271,637,000		278,202,000
Allocation of net earnings:
Capital expenditures	46,189,000		72,849,000		85,320,000
Net purchase of other intangibles	2,588,000		910,000		582,000
Depreciation property, plant & equipment	36,829,000		30,823,000		21,700,000
Amortization of other intangible assets	2,793,000		1,815,000		397,000
Depreciation evaluation tools at customers	0		0		0
Impairment of property, plant and equipment			(8,038,000)
Cash and cash equivalents	145,414,000		162,136,000		197,874,000
Capitalized goodwill	40,239,000		40,939,000		39,622,000
Other intangible assets, net	4,866,000		5,133,000		715,000
Other identifiable assets	808,829,000		788,973,000		535,129,000
Total assets	999,348,000		997,181,000		773,340,000
Total debt	€ 80,623,000		€ 32,946,000		€ 0
Headcount in full-time equivalents	15,768	[1]	14,563	[1]	15,249	[1]

[1]	Headcount includes those employees with a fixed contract, and is exclusive of temporary workers.